FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of assets that are measured at fair value on a recurring basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2022 and December 31, 2021 indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		June 30,	December 31,
	Level	2022	2021
Assets:
Cash and marketable securities held in Trust Account	1	$335,191,598	$334,441,194

Liabilities:
Warrant Liability – Public Warrants	1	$1,671,079	$8,689,608
Warrant Liability – Private Placement Warrants	2	$970,000	$5,044,000

Schedule of gross holding gains and fair value of held-to-maturity securities

The gross holding gains (losses) and fair value of held-to-maturity securities at June 30, 2022 and December 31, 2021 are as follows:

			Gross
		Amortized	Holding
	Held-To-Maturity	Cost	(Loss) Gain	Fair Value
June 30, 2022	U.S. Treasury Bills (Matures on August 18, 2022)	$335,190,596	$(141,048)	$335,049,548

December 31, 2021	Treasury Preferred Fund (Matured on February 17, 2022)	$334,439,154	$6,468	$334,445,622

			Gross
		Amortized	Holding
	Held-To-Maturity	Cost	Gain (Loss)	Fair Value
December 31, 2021	Treasury Preferred Fund	$334,439,154	$6,468	$334,445,622
December 31, 2020	U.S. Treasury Securities (Matured on 05/04/2021)(1)	$334,319,993	$(1,804)	$334,318,189
(1)	Upon maturity, the proceeds in the Trust Account were invested in a Treasury Preferred Fund.

Schedule of company's assets and liabilities that are measured at fair value on a recurring basis

		December 31,	December 31,
	Level	2021	2020
Assets:
Cash and marketable securities held in Trust Account	1	$334,441,194	$334,321,131
Liabilities:
Warrant liabilities – Public Warrants	1	$8,689,608	$23,395,099
Warrant liabilities – Private Placement Warrants	2	$5,044,000	$13,580,000

Schedule of changes in fair value of warrant liabilities

Private
Placement
Fair value as of January 1, 2021	$13,580,000
Change in fair value	(3,686,000)
Fair value as of March 31, 2021	9,894,000
Transfers out of Level 3 to Level 2	(9,894,000)
Fair value as of June 30, 2021	$—

Private
Placement
Fair value as of January 1, 2021	$13,580,000
Change in fair value	(3,686,000)
Transfers out of Level 3 to Level 2	(9,894,000)
Fair value as of December 31, 2021	$—